DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2013
Deposits Liabilities Balance Sheet Reported Amounts Tables [Abstract]
Deposit Liabilities Disclosures Tables [Text Block]

	2012			2013
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents
	(EUR in millions)			(EUR in millions)
Interest bearing:
Public sector	2,449	423	2,872	2,618	525	3,143
Private sector:
Corporations	3,436	6,095	9,531	5,185	5,187	10,372
Individuals	31,790	11,667	43,457	34,361	11,324	45,685
Interbank	31,160	1,350	32,510	20,915	2,060	22,975
Total interest bearing deposits	68,835	19,535	88,370	63,079	19,096	82,175
Non-interest bearing:
Public sector	288	70	358	313	105	418
Private sector:
Corporations	565	838	1,403	657	936	1,593
Individuals	140	807	947	143	1,148	1,291
Interbank	29	52	81	78	39	117
Total non-interest bearing deposits	1,022	1,767	2,789	1,191	2,228	3,419
Total:
Public sector	2,737	493	3,230	2,931	630	3,561
Private sector:
Corporations	4,001	6,933	10,934	5,842	6,123	11,965
Individuals	31,930	12,474	44,404	34,504	12,472	46,976
Interbank	31,189	1,402	32,591	20,993	2,099	23,092
Total deposits	69,857	21,302	91,159	64,270	21,324	85,594